Fair value measurements and the fair value option - Schedule of Fair Value of Assets Measured on Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022
Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available for sale securities	$ 1,700	$ 2,744
Convertible notes	0	0
Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available for sale securities	0	0
Convertible notes	0	0
Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available for sale securities	0	0
Convertible notes	$ 10,881	$ 12,342